PROPERTY AND EQUIPMENT AND RIGHT-OF-USE ASSETS (Schedule of property and equipment and right-of-use assets) (Details) - USD ($)	Jan. 31, 2023	Jan. 31, 2022	Jan. 31, 2021
Property, Plant and Equipment [Line Items]
Property plant and equipment	$ 6,032,170	$ 5,900,820	$ 3,306,865
Less: accumulated depreciation and amortization	(1,347,052)	(1,031,227)	(558,229)
Property and equipment	4,685,118	4,869,593	2,748,636
Land [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment	1,330,000	1,330,000	1,330,000
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment	1,775,896	1,758,229	244,472
Furniture & fixtures [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment	468,696	460,890	376,207
Computer equipment [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment	6,659	46,484	94,846
Machinery & equipment [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment	$ 2,450,919	$ 2,305,217	$ 1,261,340